Marketable securities	12 Months Ended
Dec. 31, 2024
Marketable securities [Abstract]
Marketable securities
10. Marketable securities

	Year ended December 31,
	2024	2023
Fair value	$’000	$’000
At January 1	88,667	85,724
Accrued interest	3,647	4,138
Interest received	(974)	(1,101)
Redemptions and disposals of marketable securities	(28,787)	—
Revaluation adjustment	(107)	(94)
At December 31	62,446	88,667

Marketable securities had a fair value of $62.4 million at December 31, 2024 (2023: $88.7 million). During the year ended December 31, 2024, proceeds of $28.8 million were received from the redemption and disposal of marketable securities, which includes accrued interest. The impairment loss allowance for expected credit loss (“ECL”) at the reporting date was $0.1 million (2023 $0.1 million). The overall movement through OCI is shown in the table below.

	Year ended December 31,
	2024	2023	2022
	$’000	$’000	$’000
Revaluation adjustments	(107)	(94)	437
Movement of ECL on assets measured at FVOCI	(66)	(1)	121
Movement on marketable securities through OCI	(173)	(95)	558

Marketable securities at FVOCI have stated interest rates of 0.25% to 3.35% (2023: 0.25% to 3.75%) and mature at varying dates within the next three years.